TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
TAXATION
Schedule of taxation charge attributable to the group

	2023	2022	2021
	$ million	$ million	$ million
Current taxation:
UK corporation tax at 23.5% (2022: 19.0%; 2021: 19.0%)	15	17	14
Overseas tax	165	104	126
Current income tax charge	180	121	140
Adjustments in respect of prior periods	(45)	(10)	(33)
Total current taxation	135	111	107
Deferred taxation:
Origination and reversal of temporary differences	(116)	(77)	(35)
Changes in tax rates	(2)	(5)	(14)
Adjustments to estimated amounts arising in prior periods	10	(17)	4
Total deferred taxation	(108)	(99)	(45)
Total taxation as per the income statement	27	12	62
Taxation in other comprehensive income	(18)	5	27
Taxation in equity	–	3	1
Taxation charge attributable to the Group	9	20	90

Schedule of reconciliation of expected tax charge at the UK statutory rate with the actual tax charge

	2023	2022	2021
	$ million	$ million	$ million
Profit before taxation	290	235	586
Expected taxation at UK statutory rate of 23.5% (2022: 19.0%, 2021: 19.0%)	68	45	111
Differences in overseas taxation rates	(24)	(19)	(17)
Innovation reliefs	(7)	(10)	(12)
Tax losses and other deferred tax assets not recognised	–	–	7
Recognition of previously unrecognised tax losses	(14)	(4)	(2)
Expenses not deductible for tax purposes[1]	38	31	22
Change in tax rates	(2)	(5)	(14)
Withholding tax on unremitted earnings	3	1	(4)
Adjustments in respect of prior years[2]	(35)	(27)	(29)
Total taxation charge as per the income statement	27	12	62

1	In 2023, this includes a $7m impact of non-tax deductible impairment on UK owned investments (2022: $7m impact of non-tax deductible impairment on UK owned investments, 2021: $17m impact of non-taxable accounting gains recognised on UK-owned investments).
2	The adjustment in respect of prior years are explained on page 187.

Schedule of movements in the main components of deferred tax assets and liabilities

					Inventory,
	Accelerated		Retirement	Losses	provisions
	tax		benefit	and other	and other
	depreciation	Intangibles	obligations	tax attributes	differences	Total
	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2021	(45)	(199)	(18)	130	189	57
Exchange adjustment	–	1	2	–	(10)	(7)
Movement in income statement – current year	(28)	15	1	1	88	77
Movement in income statement – prior years	–	4	1	9	3	17
Movement in other comprehensive income	–	–	(7)	–	2	(5)
Movement in equity	–	–	–	–	(3)	(3)
Changes in tax rate	(2)	(2)	–	–	9	5
At 31 December 2022	(75)	(181)	(21)	140	278	141
Exchange adjustment	–	(1)	(3)	1	1	(2)
Movement in income statement – current year	(15)	43	–	63	25	116
Movement in income statement – prior years	–	1	–	(10)	(1)	(10)
Movement in other comprehensive income	–	–	18	–	–	18
Changes in tax rate	(1)	–	–	4	(1)	2
At 31 December 2023	(91)	(138)	(6)	198	302	265

Represented by:

	2023	2022
	$ million	$ million
Deferred tax assets	274	177
Deferred tax liabilities	(9)	(36)
Net position at 31 December	265	141